Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents And Restricted Cash [Abstract]
Schedule of Breakdown of Cash And Cash Equivalents

The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2025	2024
US dollar	120,243	462,316
Singapore dollar	8,235	2,786
Norwegian krone (“NOK”)	8,678	7,943
Euro	10,016	2,611
Others	2,180	614
Total cash and cash equivalents by currency	149,352	476,270

Restricted cash
Current	22,366	9,144
Non-current	6,159	8,212
Total restricted cash	28,525	17,356

Schedule of Standby Letters of Credits (“SLCs”)	The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:
	At December 31,
	2025	2024
Draw Amount (In thousands of USD)	18,912	9,144
Range of expiration dates	April 2026 to December 2026	July 2025 to August 2025